This is filed pursuant to Rule 497(e).
AllianceBernstein Capital Reserves File Nos.:   2-61564 and 811-02835
AllianceBernstein Government Reserves File Nos.: 2-63315 and 811-02889 AllianceBernstein Municipal Trust File Nos.: 2-79807 and 811-03586

PURCHASES

BY SWEEP. Your brokerage account will be coded to sweep cash balances into shares of the Portfolio you have selected. There is a $500 minimum initial investment for all Portfolios. If your brokerage account is established as an Asset Management Account, this initial minimum is waived by Johnston, Lemon & Co. Free credit balances arising in your brokerage account from check deposits, dividend payments, interest payments and other credits will be invested in the selected Portfolio on the business day after posting. Free credit balances arising from the sale of securities will be invested into the selected Portfolio on the business day following settlement. Sufficient monies to pay for security purchases which have not yet settled will be held back and not invested in the Portfolio (except in the case of Asset Management Accounts).

BY CHECK. Mail or deliver your check payable to "Pershing" to your broker who will deposit it into your brokerage account. Please indicate your account number on the check.

REDEMPTIONS

BY CHECK. Available through your brokerage account is the option to receive a Resource Checking(tm) checkbook or upgrade your brokerage account to an Asset Management Account with checkwriting. Either checkwriting service selected enables you to receive the daily dividends declared on the Portfolio shares to be redeemed until the day that your check is presented for payment. You should contact your broker to request Resource Checking(tm) or an Asset Management Account upgrade; certain fees and balance requirements may apply.

BY SWEEP. A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the brokerage account.

Each Portfolio may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities market or for other reasons.


TABLE OF CONTENTS
-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                                           2
  Perfomance And Bar Chart Information                                        3
FEES AND EXPENSES OF THE PORTFOLIOS                                           8
DISTRIBUTION ARRANGEMENTS                                                     8
OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS     9
  Investment Objectives And Strategies                                        9
  Risk Considerations                                                        12
MANAGEMENT OF THE PORTFOLIOS                                                 13
HOW THE PORTFOLIOS VALUE THEIR SHARES                                        14
DIVIDENDS, DISTRIBUTIONS, AND TAXES                                          15
GENERAL INFORMATION                                                          16
FINANCIAL HIGHLIGHTS                                                         17
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JLCPRO1104


[logo] Established 1920
       JOHNSTON, LEMON & CO.
       Incorporated


INTRODUCES...

AllianceBernstein Capital Reserves
AllianceBernstein Money Reserves
AllianceBernstein Government Reserves
AllianceBernstein Treasury Reserves
AllianceBernstein Municipal Trust-

GENERAL PORTFOLIO
CALIFORNIA PORTFOLIO
CONNECTICUT PORTFOLIO
FLORIDA PORTFOLIO
MASSACHUSETTS PORTFOLIO
NEW JERSEY PORTFOLIO
NEW YORK PORTFOLIO
OHIO PORTFOLIO
PENNSYLVANIA PORTFOLIO
VIRGINIA PORTFOLIO


Prospectus
November 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Johnston, Lemon & Co. Incorporated

1101 Vermont Avenue, N.W.
Washington, D.C.  20005
Phone (202) 842-5500

Member NYSE / SIPC

www.johnstonlemon.com

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RISK/RETURN SUMMARY
-------------------------------------------------------------------------------

The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in the Portfolios, after this summary.

OBJECTIVES: The investment objectives of each of the Portfolios, except AllianceBernstein Money Reserves, are -- in the following order of priority--safety of principal, liquidity, and maximum current income (exempt from income taxation to the extent described in this Prospectus in the case of each Portfolio of AllianceBernstein Municipal Trust) to the extent consistent with the first two objectives. AllianceBernstein Money Reserves' investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGY: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each of AllianceBernstein Capital Reserves and AllianceBernstein Money Reserves pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities. AllianceBernstein Government Reserves pursues its objectives by investing in a portfolio of U.S. Government securities (including its agencies and instrumentalities). AllianceBernstein Treasury Reserves pursues its objectives by investing in a portfolio of U.S. Treasury securities. Each Portfolio of AllianceBernstein Municipal Trust pursues its objectives by investing in a portfolio of high-quality municipal securities. Each state-specific Portfolio of AllianceBernstein Municipal Trust pursues its objectives by investing primarily in municipal securities issued by the particular state or securities exempt from the personal income tax of such state. The General Portfolio of AllianceBernstein Municipal Trust is diversified; the remaining Portfolios of AllianceBernstein Municipal Trust are non-diversified and only offered to residents of the named states.

The Portfolios invest primarily in the following money market securities:

o ALLIANCEBERNSTEIN CAPITAL RESERVES AND ALLIANCEBERNSTEIN MONEY RESERVES. Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, high-quality securities of corporate issuers, adjustable rate obligations, asset-backed securities and repurchase agreements.

o ALLIANCEBERNSTEIN GOVERNMENT RESERVES. Obligations of the U.S. Government, its agencies or instrumentalities, adjustable rate obligations and repurchase agreements.

Certain of these securities, although classified as U.S. Government securities, are not guaranteed or insured by the U.S. Treasury. These securities include securities issued by the Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

o ALLIANCEBERNSTEIN TREASURY RESERVES. Obligations of the U.S. Treasury, such as bills, notes and bonds, adjustable rate obligations and repurchase agreements.

o ALLIANCEBERNSTEIN MUNICIPAL TRUST. High-quality municipal securities including, with respect to the state Portfolios, those issued by the named states or their political subdivisions.

PRINCIPAL RISKS: The principal risks of investing in each Portfolio are:

o INTEREST RATE RISK. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

o CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

In addition, the principal risks of investing in each Portfolio of AllianceBernstein Municipal Trust are:

o MUNICIPAL MARKET RISK. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolios, except for the General Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

o DIVERSIFICATION RISK. The Portfolios that invest in particular states may invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on these Portfolios.


2


ANOTHER IMPORTANT THING FOR YOU TO NOTE:

An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.


PERFORMANCE AND BAR CHART INFORMATION

For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

o the Portfolio's average annual total returns for 1, 5, and 10 years (or over the life of the Portfolio if less than 10 years old); and

o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

A Portfolio's past performance does not necessarily indicate how it will perform in the future.

You may obtain current seven-day yield information for any Portfolio by calling
(800) 221-5672 or your intermediary.


ALLIANCEBERNSTEIN CAPITAL RESERVES (ACR)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .26%        2.88%        3.69%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 3.33%   5.14%   4.58%   4.77%   4.71%   4.40%   5.60%   3.33%   .90%    .26%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .11%. During the period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending September 30, 2000) and the lowest return for a quarter was .04% (quarter ending December 31, 2003).


ALLIANCEBERNSTEIN MONEY RESERVES (AMR)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .28%        2.89%        3.68%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 3.26%   5.14%   4.59%   4.77%   4.71%   4.39%   5.61%   3.33%   .92%    .28%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .11%. During the period shown in the bar chart, the highest return for a quarter was 1.45% (quarter ending September 30, 2000) and the lowest return for a quarter was .04% (quarter ending December 31, 2003).


3


ALLIANCEBERNSTEIN GOVERNMENT RESERVES (AGR)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .20%        2.77%        3.59%



BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 3.27%   5.02%   4.48%   4.67%   4.60%   4.26%   5.47%   3.20%   .82%    .20%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .10%. During the period shown in the bar chart, the highest return for a quarter was 1.42% (quarter ending September 30, 2000) and the lowest return for a quarter was .02% (quarter ending December 31, 2003).


ALLIANCEBERNSTEIN TREASURY RESERVES (ATR)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .14%        2.57%        3.52%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 3.73%   5.10%   4.53%   4.66%   4.36%   3.92%   5.12%   3.04%   .70%    .14%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .08%. During the period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ending December 31, 2000) and the lowest return for a quarter was .01% (quarter ending December 31, 2003).


ALLIANCEBERNSTEIN MUNICIPAL TRUST
GENERAL PORTFOLIO (AMT-GEN)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .21%        1.69%        2.20%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 2.17%   3.11%   2.76%   2.90%   2.67%   2.44%   3.31%   1.92%   .62%    .21%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .07%. During the period shown in the bar chart, the highest return for a quarter was .88% (quarter ending June 30, 2000) and the lowest return for a quarter was .02% (quarter ending September 30, 2003).


4


NEW YORK PORTFOLIO (AMT-NY)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .13%        1.50%        2.08%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 2.15%   3.10%   2.70%   2.86%   2.48%   2.27%   3.09%   1.64%   .40%    .13%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .05%. During the period shown in the bar chart, the highest return for a quarter was .83% (quarter ending June 30, 2000) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).

CALIFORNIA PORTFOLIO (AMT-CA)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .21%        1.45%        2.05%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 2.15%   3.06%   2.75%   2.80%   2.48%   2.16%   2.71%   1.60%   .58%    .21%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .06%. During the period shown in the bar chart, the highest return for a quarter was .80% (quarter ending June 30, 1995) and the lowest return for a quarter was .02% (quarter ending September 30, 2003).


CONNECTICUT PORTFOLIO (AMT-CT)

PERFORMANCE TABLE

                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         .14%        1.47%        2.05%


BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 2.10%   3.05%   2.72%   2.84%   2.48%   2.28%   3.03%   1.56%   .37%    .14%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .05%. During the period shown in the bar chart, the highest return for a quarter was .81% (quarter ending December 31, 2000) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).


5


NEW JERSEY PORTFOLIO (AMT-NJ)

PERFORMANCE TABLE

                                                  SINCE
                        1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
                         .13%        1.48%        2.06%

* Inception date: 2/7/94.

BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 n/a     3.13%   2.69%   2.78%   2.44%   2.22%   3.01%   1.67%   .41%    .13%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .05%. During the period shown in the bar chart, the highest return for a quarter was .82% (quarter ending June 30, 1995) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).


VIRGINIA PORTFOLIO (AMT-VA)

PERFORMANCE TABLE

                                                   SINCE
                        1 YEAR      5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
                         .13%        1.61%        2.21%

* Inception date: 10/25/94.

BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
  n/a    3.35%    2.77%   2.98%   2.60%   2.41%   3.24%   1.82%   .48%   .13%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .06%. During the period shown in the bar chart, the highest return for a quarter was .92% (quarter ending June 30, 1995) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).


FLORIDA PORTFOLIO (AMT-FL)

PERFORMANCE TABLE

                                                  SINCE
                        1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
                         .13%        1.60%        2.16%

* Inception date: 7/28/95.

BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
  n/a     n/a    2.98%   3.05%   2.62%   2.41%   3.22%   1.82%   .46%    .13%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .06%. During the period shown in the bar chart, the highest return for a quarter was .82% (quarter ending June 30, 1997) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).


6


MASSACHUSETTS PORTFOLIO (AMT-MA)

PERFORMANCE TABLE

                                                   SINCE
                        1 YEAR      5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
                         .13%        1.52%        1.85%

* Inception date: 4/17/97.

BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     2.53%   2.34%   3.10%   1.66%   .42%    .13%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .06%. During the period shown in the bar chart, the highest return for a quarter was .83% (quarter ending June 30, 2000) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).

PENNSYLVANIA PORTFOLIO (AMT-PA)

PERFORMANCE TABLE

                                      SINCE
                        1 YEAR     INCEPTION*
--------------------------------------------------------------------------------
                         .16%        1.12%

* Inception date: 7/31/00.

BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     n/a     n/a     n/a     1.79%   .46%    .16%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .06%. During the period shown in the bar chart, the highest return for a quarter was .60% (quarter ending June 30, 2001) and the lowest return for a quarter was .01% (quarter ending September 30, 2003).


OHIO PORTFOLIO (AMT-OH)

PERFORMANCE TABLE

                                       SINCE
                        1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
                         .18%         .79%

* Inception date: 1/2/01.

BAR CHART

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     n/a     n/a     n/a     1.71%   .49%    .18%

                                                               Calendar Year End

Through September 30, 2004, the year to date unannualized return for the Portfolio was .06%. During the period shown in the bar chart, the highest return for a quarter was .58% (quarter ending March 31, 2001) and the lowest return for a quarter was .02% (quarter ending September 30, 2003).


7


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FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                      ACR    AMR     AGR     ATR   AMT-GEN  AMT-NY  AMT-CA  AMT-CT  AMT-NJ  AMT-VA  AMT-FL  AMT-MA  AMT-PA  AMT-OH
                    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Management Fees      .46%    .49%    .46%    .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%    .50%
Distribution
  and/or Service
  (12b-1) Fees       .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%    .25%
Other Expenses       .26%    .25%    .32%    .26%    .21%    .25%    .29%    .40%    .32%    .32%    .33%    .62%    .40%   1.24%
                    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Total Portfolio
  Operating
  Expenses           .97%    .99%   1.03%   1.01%    .96%   1.00%   1.04%   1.15%   1.07%   1.07%   1.08%   1.37%   1.15%   1.99%
Waiver and/or
  Expense
  Reimbursement*    (.00)%  (.00)%  (.03)%  (.01)%  (.00)%  (.00)%  (.04)%  (.15)%  (.07)%  (.07)%  (.08)%  (.37)%  (.15)%  (.99)%
                    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Net Expenses**       .97%    .99%   1.00%   1.00%    .96%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%
                    =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====



EXAMPLES*

The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:


            ACR     AMR     AGR     ATR    AMT-GEN  AMT-NY   AMT-CA   AMT-CT   AMT-NJ   AMT-VA   AMT-FL   AMT-MA   AMT-PA   AMT-OH
          ------  ------  ------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
1 Year    $   99  $  101  $  102  $  102   $   98   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102   $  102
3 Years   $  309  $  315  $  318  $  318   $  306   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318   $  318
5 Years   $  536  $  547  $  552  $  552   $  531   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552   $  552
10 Years  $1,190  $1,213  $1,225  $1,225   $1,178   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225   $1,225


--------------------------------------

* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of a Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of a Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%.

** Except for ACR, AMR, AGR and AMT-GEN, net expense information has been restated to reflect the Portfolio's current fees.


-------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
-------------------------------------------------------------------------------

The Portfolios have adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and/or service fees in connection with the distribution of their shares. The Portfolios pay these fees, which are also used to pay your intermediary for providing distribution assistance, in the amount of 0.25% of aggregate average daily net assets. Financial intermediaries, including your financial intermediary, that receive these fees may pay some or all of them to their investment professionals. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales fees and marketing charges.

Alliance makes substantial payments from its own resources, which include the management fees it receives from the Portfolios, to compensate your financial intermediary, broker-dealer, depository institution or other person ("Financial Intermediary") for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities. Such payments may be associated with the status of a Portfolio on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities.

In addition, financial intermediaries, including your financial intermediary, that provide shareholder services to their clients in connection with their investment in the Portfolios are paid for providing such shareholder account services. Alliance may also pay for these services from its


8


own resources, which include the management fees it receives from the Portfolios. Such expenses paid by the Portfolios are included in "Other Expenses" under "Fees and Expenses of the Portfolio--Annual Portfolio Operating Expenses."

Financial intermediaries, including your financial intermediary, also receive other payments from the Portfolios, Alliance and AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), the Portfolios' distributor. ABIRM may, from time to time, pay additional cash or other incentives to financial intermediaries in connection with the sale of shares of a Portfolio and may also defray certain expenses of intermediaries incurred in connection with seminars and other educational efforts regarding the Portfolios subject to ABIRM's policies and procedures governing payments for such seminars. Such cash or other incentives may include sharing expenses with financial intermediaries that distribute the Portfolios for costs incurred in conducting training and educational meetings about various aspects of the Portfolios for the employees of financial intermediaries. In addition, ABIRM may share expenses with financial intermediaries that distribute the Portfolios for costs incurred in hosting client seminars where the Portfolios are discussed.

Although the Portfolios may use brokers who sell shares of the Portfolios to effect portfolio transactions, the Portfolios do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions.

PLEASE SPEAK WITH YOUR FINANCIAL INTERMEDIARY TO LEARN MORE ABOUT THE TOTAL AMOUNTS PAID TO YOUR INTERMEDIARY AND HIS OR HER FIRM BY ALLIANCE AND ABIRM, AS WELL AS BY SPONSORS OF OTHER MUTUAL FUNDS HE OR SHE MAY RECOMMEND TO YOU. YOUR FINANCIAL INTERMEDIARY MAY RECEIVE DIFFERING LEVELS OF PAYMENTS FROM ALLIANCE AND ABIRM AND SPONSORS OF OTHER MUTUAL FUNDS. IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS THAN ANOTHER, YOUR FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR FINANCIAL INTERMEDIARY AT THE TIME OF PURCHASE.


-------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
-------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolios.

Please note:

o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in each Portfolio's Statement of Additional Information or SAI.

o There can be no assurance that any Portfolio will achieve its investment objectives.

o Except as noted, the Portfolios' investment objectives and strategies are not fundamental and thus can be changed without a shareholder vote.

INVESTMENT OBJECTIVES AND STRATEGIES

The investment objectives of each Portfolio, except AMR, are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income (exempt from income taxation to the extent described in this Prospectus with respect to each Portfolio of AMT). The investment objective of AMR is maximum current income to the extent consistent with safety of principal and liquidity. The investment objectives of ACR, AMR, AGR and ATR are fundamental.

As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days, which is a fundamental policy for ACR, AMR, AGR, ATR and AMT, except for the Florida, Massachusetts, Pennsylvania and Ohio Portfolios. In addition, each Portfolio must maintain an average weighted maturity that does not exceed 90 days.

ALLIANCEBERNSTEIN CAPITAL RESERVES

As a matter of fundamental policy, ACR pursues its objectives by maintaining a portfolio of high-quality money market securities. ACR's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits that are issued or guaranteed by


9


(i) banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation and have total assets of more than $1 billion, or
(ii) foreign branches of U.S. banks and U.S. branches of foreign banks that have total assets of more than $1 billion (or, if not rated, determined by Alliance to be of comparable quality);

o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o adjustable rate obligations;

o asset-backed securities;

o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

o repurchase agreements that are fully collateralized.

As a matter of fundamental policy, ACR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

ALLIANCEBERNSTEIN MONEY RESERVES

As a matter of fundamental policy, AMR pursues its objectives by maintaining a portfolio of high-quality money market securities. AMR's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

o adjustable rate obligations;

o asset-backed securities;

o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

o repurchase agreements that are fully collateralized.

As a matter of fundamental policy, AMR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

ALLIANCEBERNSTEIN GOVERNMENT RESERVES

As a matter of fundamental policy, AGR may not purchase securities other than marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto. AGR's investments may include:

o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

o adjustable rate obligations; and

o repurchase agreements that are fully collateralized.

Certain of these securities, although classified as U.S. Government securities, are not guaranteed or insured by the U.S. Treasury. These securities include securities issued by the Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

AGR may also purchase when-issued securities.


10


ALLIANCEBERNSTEIN TREASURY RESERVES

As a matter of fundamental policy, ATR may not purchase securities other than marketable obligations of the U.S. Treasury or repurchase agreements relating thereto. ATR's investments may include:

o issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

o adjustable rate obligations; and

o repurchase agreements that are fully collateralized.

ATR may also purchase when-issued securities.

ALLIANCEBERNSTEIN MUNICIPAL TRUST

As a matter of fundamental policy, each AMT Portfolio normally invests at least 80% of its net assets in high-quality municipal securities. As used in this section for each Portfolio of AMT, for purposes of this policy and the 80% policy described below with respect to each Portfolio's investment in high-quality municipal securities of the respective state,"net assets" means net assets plus borrowings, if any, for investment purposes. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a Portfolio's income will be exempt only from Federal income tax, not state personal income tax.

Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax.

GENERAL PORTFOLIO. AMT-GEN seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

NEW YORK PORTFOLIO. AMT-NY seeks maximum current income exempt from Federal, New York state, and New York City personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions, or securities otherwise exempt from New York state income tax.

CALIFORNIA PORTFOLIO. AMT-CA seeks maximum current income exempt from Federal and California state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions, or securities otherwise exempt from California state income tax.

CONNECTICUT PORTFOLIO. AMT-CT seeks maximum current income exempt from Federal and Connecticut state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of Connecticut or its political subdivisions, or securities otherwise exempt from Connecticut state income tax.

NEW JERSEY PORTFOLIO. AMT-NJ seeks maximum current income exempt from Federal and New Jersey state personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions, or securities otherwise exempt from New Jersey state income tax.

VIRGINIA PORTFOLIO. AMT-VA seeks maximum current income exempt from Federal and Commonwealth of Virginia personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions, or securities otherwise exempt from Virginia state income tax.

FLORIDA PORTFOLIO. AMT-FL seeks maximum current income exempt from Federal income tax and State of Florida intangible tax by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions, or securities otherwise exempt from Florida state intangible tax.

MASSACHUSETTS PORTFOLIO. AMT-MA seeks maximum current income exempt from Federal and Commonwealth of Massachusetts personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions, or securities


11


otherwise exempt from Massachusetts state income tax. AMT-MA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

PENNSYLVANIA PORTFOLIO. AMT-PA seeks maximum current income exempt from Federal and Commonwealth of Pennsylvania personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the Commonwealth of Pennsylvania or its political subdivisions, or securities otherwise exempt from Pennsylvania state income tax. AMT-PA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

OHIO PORTFOLIO. AMT-OH seeks maximum current income exempt from Federal and Ohio personal income taxes by normally investing, as a matter of fundamental policy, at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of Ohio or its political subdivisions, or securities otherwise exempt from Ohio state income tax. AMT-OH also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

MUNICIPAL SECURITIES. The AMT Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

Each AMT Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the AMT Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

Each AMT Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each AMT Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Each AMT Portfolio may also purchase when-issued securities.

TAXABLE MONEY MARKET SECURITIES. An AMT Portfolio's investment of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.

PORTFOLIO HOLDINGS. Each Portfolio's SAI includes a description of the policies and procedures that apply to disclosure of the Portfolio's portfolio holdings. These policies and procedures are also available at www.AllianceBernstein.com.

RISK CONSIDERATIONS

The Portfolios' principal risks are interest rate risk, credit risk and, with respect to each AMT Portfolio, municipal market risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

The quality and liquidity of certain of the AMT Portfolios' investments in municipal securities are supported by credit and liquidity enhancements, such as letters of cred-


12


it, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

Each AMT Portfolio is subject to municipal market risk. Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the AMT Portfolios, except for the General Portfolio, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

A Portfolio's investments in when-issued securities are subject to the risk of market fluctuations because the Portfolio agrees to buy the securities at a certain price even though the market price of the securities at the time of delivery may be lower than the agreed-upon purchase price.

The Portfolios' (except for AGR and ATR) investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign entities are subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes, or diplomatic developments that could adversely affect a Portfolio's investments.

The Portfolios may invest up to 10% of their net assets in illiquid securities, including illiquid restricted securities with respect to ACR, AMR, AGR, AMT-MA, AMT-PA and AMT-OH. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.


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MANAGEMENT OF THE PORTFOLIOS
-------------------------------------------------------------------------------

The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2004 totaling approximately $481 billion (of which approximately $164 billion represented assets of investment companies). As of June 30, 2004, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 39 of the nation's FORTUNE 100 companies), for public employee retirement funds in 38 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 125 separate investment portfolios, currently have approximately 6.9 million shareholder accounts.

On October 28, 2004, Alliance announced that it has agreed to sell its cash management business. The Portfolios will be managed to accommodate related redemptions. Accordingly, Alliance expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each of the following Portfolios paid Alliance, for the fiscal year ended June 30, 2004, as a percentage of average daily net assets:


                                             FEE AS A PERCENTAGE OF
PORTFOLIO                                  AVERAGE DAILY NET ASSETS*
-----------------------------------------------------------------------
AllianceBernstein Capital Reserves                    .46%
AllianceBernstein Money Reserves                      .48%
AllianceBernstein Government Reserves                 .43%
AllianceBernstein Treasury Reserves                   .49%



13


                                             FEE AS A PERCENTAGE OF
PORTFOLIO                                  AVERAGE DAILY NET ASSETS*
-----------------------------------------------------------------------
AllianceBernstein Municipal Trust
  General Portfolio                                   .50%
  New York Portfolio                                  .50%
  California Portfolio                                .46%
  Connecticut Portfolio                               .35%
  New Jersey Portfolio                                .43%
  Virginia Portfolio                                  .43%
  Florida Portfolio                                   .42%
  Massachusetts Portfolio                             .13%
  Pennsylvania Portfolio                              .35%
  Ohio Portfolio                                        0%

-----------------------------------------

* Fees are stated net of waivers and/or reimbursements for each Portfolio except ACR, AMT-GEN and AMT-NY.

Pursuant to the Advisory Agreement, unless changed by a vote of a Portfolio's shareholders, the Adviser will reimburse each Portfolio to the extent that the Portfolio's aggregate operating expenses exceed 1% of its average daily net assets for any fiscal year.

Alliance makes substantial payments from its own resources, which include the management fees it receives from the Portfolios, to compensate your financial intermediary for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities. Please also see "Distribution Arrangements" in this Prospectus. You should consult your financial intermediary regarding the details of the payments your financial intermediary receives in connection with the sale of Portfolio shares.


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HOW THE PORTFOLIOS VALUE THEIR SHARES
-------------------------------------------------------------------------------

Each of the Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or banks are closed for business).

To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

OTHER

Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank on that day.

Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

The Portfolios offer a variety of shareholder services. For more information about these services, telephone Alliance Global Investor Services, Inc. ("AGIS") at (800) 221-5672.

Each Portfolio reserves the right to close out an account if it has a balance of less than $500. Ashareholder will receive 60 days' written notice to increase the account value before the account is closed. Financial intermediaries and certain retirement plans may impose their own minimums.

A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios.


14


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DIVIDENDS, DISTRIBUTIONS, AND TAXES
-------------------------------------------------------------------------------

Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

Distributions of long-term capital gains, if any, generally will be taxable to you as long-term capital gains. A Portfolio's distributions also may be subject to certain state and local taxes.

Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ALLIANCEBERNSTEIN MUNICIPAL TRUST

Distributions to you out of tax-exempt interest income earned by the AMT Portfolios are not subject to Federal income tax (other than the alternative minimum tax), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the alternative minimum tax will be a specific preference item for purposes of the Federal individual and corporate alternative minimum tax.

For each Portfolio, except AMT-NY and AMT-CT, distributions out of interest income earned from U.S. Government securities will be exempt from state personal income tax or other state taxes described below.

NEW YORK PORTFOLIO. Distributions to residents of New York out of interest income earned by AMT-NY from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions from AMT-NY are, however, subject to the New York Corporate Franchise Tax payable by corporate shareholders.

CALIFORNIA PORTFOLIO. Distributions to residents of California out of interest income earned by AMT-CA from California municipal securities are exempt from California personal income taxes. Distributions from the AMT-CA are, however, subject to the California Corporate Franchise Tax payable by corporate shareholders.

CONNECTICUT PORTFOLIO. Distributions to individuals who are residents of Connecticut out of interest income earned by AMT-CT from Connecticut municipal securities are exempt from Connecticut personal income taxes. Distributions from AMT-CT are, however, subject to the Connecticut Corporation Business Tax payable by corporate shareholders.

NEW JERSEY PORTFOLIO. Distributions to residents of New Jersey out of interest income earned by AMT-NJ from New Jersey municipal securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax payable by corporate shareholders.

VIRGINIA PORTFOLIO. Distributions to residents of Virginia out of interest income earned by AMT-VA from Virginia municipal securities are exempt from Virginia individual, estate, trust and corporate income tax.

FLORIDA PORTFOLIO. Dividends paid by AMT-FL to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $1.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that AMT-FL shares will qualify for exemption from the Florida intangible tax. In order to so qualify, AMT-FL must, among other things, have at least 90% of the net asset value of its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of the previous year. Exempt-interest dividends paid by AMT-FL to corporate shareholders will be subject to Florida corporate income tax.

MASSACHUSETTS PORTFOLIO. Distributions to residents of Massachusetts out of interest income earned by AMT-MA from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes. Distributions by AMT-MA will not be excluded from the net income of corporations and shares of AMT-MA will not be excluded from


15


the net worth of intangible property corporations in determining the Massachusetts excise tax on corporations.

PENNSYLVANIA PORTFOLIO. Distributions to residents of Pennsylvania out of interest income earned by AMT-PA from Pennsylvania municipal securities will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and the Pennsylvania corporate net income tax. Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes, but will not be taxable for purposes of the Philadelphia School District investment net income tax. AMT-PA shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

OHIO PORTFOLIO. Distributions to residents of Ohio out of interest income and capital gains earned by AMT-OH from Ohio municipal securities will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Portfolio shares will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.


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GENERAL INFORMATION
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During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase or sell shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Intermediaries may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Each Portfolio is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. A Portfolio may also ask to see other identifying documents. If you do not provide the information, the Portfolio will not be able to open your account. If the Portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Portfolio believes it has identified potentially criminal activity, the Portfolio reserves the right to take action as it deems appropriate which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

Each Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, if any, and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

HOUSEHOLDING. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Portfolios, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at (800) 824-1916 (option #5). We will resume separate mailings for your account within 30 days of your request.

ADDITIONAL INFORMATION. Shareholders of ACR who have received the Portfolio's Annual Report should note the following:

The AllianceBernstein Capital Reserves Portfolio Shareholder Report for the fiscal year ended June 30, 2004 has been amended to revise Note B to the Financial Statements to replace the two sentences describing the Adviser fee waiver with the following: "The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year."


16


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FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the Portfolios' Annual Reports, which are available upon request.


                                                 ALLIANCEBERNSTEIN CAPITAL RESERVES-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .002         .006         .016         .051         .049

LESS: DIVIDENDS
Dividends from net investment income           (.002)       (.006)       (.016)       (.051)       (.049)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based
  on net asset value (a)                        0.15%        0.60%        1.58%        5.18%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                              $11,036      $11,770      $12,998      $13,405      $10,182
Ratio of expenses to average
  net assets of:
  Expenses                                      0.97%        0.98%        1.00%        1.00%        1.00%
  Net investment income                         0.15%        0.61%        1.58%        4.99%        4.88%



(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


17



                                                  ALLIANCEBERNSTEIN MONEY RESERVES-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001(a)      .006         .016         .051         .049(a)

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.006)       (.016)       (.051)       (.049)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.14%        0.63%        1.58%        5.19%        4.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $1,453       $2,162       $2,571       $1,911       $1,812
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.98%        0.96%        0.99%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              0.99%        0.96%        0.99%        1.00%        1.01%
  Net investment income                         0.14%(a)     0.64%        1.54%        5.06%        4.90%(a)




                                                ALLIANCEBERNSTEIN GOVERNMENT RESERVES-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .005         .015         .049         .047

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.005)       (.015)       (.049)       (.047)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.10%        0.51%        1.49%        5.05%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $7,113       $8,214       $7,800       $7,192       $5,867
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.03%        1.00%        1.01%        1.01%        1.03%
  Net investment income (a)                     0.10%        0.51%        1.48%        4.89%        4.74%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


18



                                                ALLIANCEBERNSTEIN TREASURY RESERVES-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.0005(a)      .004         .014         .046(a)      .044
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                  0.0005         .004         .014         .046         .044

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (0.0005)       (.004)       (.014)       (.046)       (.044)
Distributions from net realized gain
  on investment transactions                      -0-(b)       -0-(b)       -0-          -0-          -0-
Total dividends and distributions            (0.0005)       (.004)       (.014)       (.046)       (.044)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.05%        0.43%        1.40%        4.74%        4.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $477,603     $642,933     $698,715     $800,689     $785,790
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.98%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.01%        1.00%        1.00%        1.00%        1.00%
  Net investment income                         0.04%(a)     0.42%        1.41%        4.61%(a)     4.38%




                                                            ALLIANCEBERNSTEIN MUNICIPAL TRUST
                                                          GENERAL PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001         .005         .010         .029         .029

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.005)       (.010)       (.029)       (.029)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.13%        0.45%        1.00%        2.97%        2.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                               $783       $1,009       $1,267       $1,350       $1,209
Ratio to average net assets of:
  Expenses                                      0.96%        0.98%        0.99%        1.00%        1.00%
  Net investment income                         0.13%        0.45%        1.01%        2.92%        2.87%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Amount is less than $0.001.

(c) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


19



                                                         NEW YORK PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .007         .027         .027

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.007)       (.027)       (.027)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.06%        0.32%        0.66%        2.78%        2.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $404,714     $486,733     $543,607     $875,496     $730,769
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.93%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.00%        1.03%        1.01%        1.01%        1.02%
  Net investment income (a)                     0.06%        0.32%        0.66%        2.73%        2.67%




                                                        CALIFORNIA PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001(a)      .004(a)      .009         .024         .024

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.009)       (.024)       (.024)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.10%        0.42%        0.89%        2.48%        2.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $298,085     $325,763     $402,269     $618,398     $931,993
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.97%        1.00%        0.98%        0.98%        0.97%
  Expenses, before waivers and
    reimbursements                              1.04%        1.05%        0.98%        0.98%        0.97%
  Net investment income                         0.10%(a)     0.42%(a)     0.92%        2.49%        2.38%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


20



                                                       CONNECTICUT PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .006         .026         .026

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.006)       (.026)       (.026)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.06%        0.31%        0.64%        2.68%        2.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $115,724     $116,912     $132,186     $182,297     $161,000
RATIO TO AVERAGE NET ASSETS OF:
  Expenses, net of waivers and
    reimbursements                              0.94%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.15%        1.13%        1.08%        1.04%        1.07%
  Net investment income (a)                     0.06%        0.30%        0.68%        2.62%        2.63%





                                                        NEW JERSEY PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .007         .027         .026

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.007)       (.027)       (.026)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.06%        0.30%        0.73%        2.71%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $204,196     $243,966     $300,127     $337,139     $281,578
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.94%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%        1.07%        1.04%        1.03%        1.07%
  Net investment income (a)                     0.06%        0.30%        0.74%        2.65%        2.61%





                                                         VIRGINIA PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .008         .029         .028

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.008)       (.029)       (.028)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.08%        0.33%        0.82%        2.92%        2.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $129,184     $138,413     $142,285     $159,494     $131,928
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.96%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%        1.09%        1.07%        1.06%        1.07%
  Net investment income (a)                     0.08%        0.34%        0.84%        2.87%        2.81%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


21



                                                         FLORIDA PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .008         .028         .028

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.008)       (.028)       (.028)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.07%        0.32%        0.85%        2.87%        2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $167,260     $206,935     $207,617     $237,902     $203,730
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.96%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.08%        1.06%        1.04%        1.03%        1.08%
  Net investment income (a)                     0.07%        0.32%        0.83%        2.76%        2.79%




                                                      MASSACHUSETTS PORTFOLIO-YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .008         .027         .027

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.008)       (.027)       (.027)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.07%        0.32%        0.75%        2.73%        2.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $37,539      $75,609      $88,483     $118,598      $82,813
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.95%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.37%        1.23%        1.14%        1.09%        1.18%
  Net investment income (a)                     0.06%        0.32%        0.80%        2.65%        2.75%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


22



                                                           PENNSYLVANIA PORTFOLIO
                                            ----------------------------------------------------
                                                      Year Ended June 30,        July 31, 2000(a)
                                            -------------------------------------    through
                                                2004         2003         2002    June 30, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .001         .004         .008         .026

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.008)       (.026)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.07%        0.37%        0.81%        2.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $78,656      $92,887      $81,114      $82,834
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.95%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.15%        1.14%        1.18%        1.22%(d)
  Net investment income (b)                     0.07%        0.35%        0.79%        2.79%(d)




                                                               OHIO PORTFOLIO
                                            ----------------------------------------------------
                                                     Year Ended June 30,        January 2, 2001(a)
                                            -------------------------------------    through
                                                2004         2003         2002    June 30, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .001         .004         .008         .011

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.008)       (.011)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.09%        0.38%        0.80%        1.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $19,386      $20,126      $17,030      $15,746
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.97%        1.00%        1.00%        0.96%(d)
  Expenses, before waivers and
    reimbursements                              1.99%        2.27%        2.15%        2.63%(d)
  Net investment income (b)                     0.09%        0.36%        0.80%        2.29%(d)



(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


23


For more information about the Portfolios, the following documents are available upon request:

o ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o STATEMENTS OF ADDITIONAL INFORMATION (SAIs)

The Portfolios have SAIs, which contain more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request free copies of current annual/semi-annual reports or SAIs, or make inquires concerning the Portfolios, by contacting your intermediary, or by contacting Alliance:

BY MAIL:   C/O ALLIANCE GLOBAL INVESTOR SERVICES, INC.
           P.O. BOX 786003
           SANANTONIO, TX 78278-6003

BY PHONE:  For Information and Literature:
           (800) 221-5672

Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at (202) 942-8090 for information on the operation on the Public Reference Room.

o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash., DC 20549-0102.

You may also find more information about Alliance and the Portfolios on the Internet at: www.AllianceBernstein.com.


PRIVACY NOTICE (THIS INFORMATION IS NOT PART OF THE PROSPECTUS.)

Alliance, the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources:(1)information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.


File Nos. 811-2835 (ACR); 811-2889 (AGR); 811-3586 (AMT)


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